Fair Value Measurements - Summary of Fair Value of Investments Measured at Net Asset Value Per Share as Practical Expedient (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 119,789,931	$ 107,100,843
Investment Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	13,779,113	4,894,309
Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	13,779,113	4,894,309
Collective Investment Trusts | Investment Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 13,779,113	$ 4,894,309
Redemption Frequency	Daily	Daily
Redemption Notice Period	12 months	12 months